Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	68 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
LKCM Small Cap Equity Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		LKCM Small Cap Equity Fund
Average Annual Return, Percent		15.45%	11.21%		9.04%
LKCM Small-Mid Cap Equity Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		LKCM Small-Mid Cap Equity Fund
Average Annual Return, Percent		15.64%	11.29%		9.70%
LKCM Equity Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		LKCM Equity Fund
Average Annual Return, Percent		14.44%	10.40%		10.44%
LKCM Balanced Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		LKCM Balanced Fund
Average Annual Return, Percent		10.99%	6.86%		7.58%
LKCM Fixed Income Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		LKCM Fixed Income Fund
Average Annual Return, Percent		3.06%	0.95%		1.72%
LKCM International Equity Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		LKCM International Equity Fund
Average Annual Return, Percent		4.83%	5.49%	6.43%
LKCM Aquinas Catholic Equity Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		LKCM Aquinas Catholic Equity Fund
Average Annual Return, Percent		13.37%	10.51%		9.80%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent	[1]	23.81%	13.86%		12.55%
Russell 2000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Average Annual Return, Percent		11.54%	7.40%		7.82%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent	[2]	23.81%	13.86%		12.55%
Russell 2500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500® Index
Average Annual Return, Percent		12.00%	8.77%		8.85%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent		25.02%	14.53%		13.10%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent		25.02%	14.53%		13.10%
Bloomberg Intermediate Government/Credit Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Intermediate Government/Credit Bond Index
Average Annual Return, Percent		3.00%	0.86%		1.71%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[3]	1.25%	(0.33%)		1.35%
Bloomberg Intermediate Government/Credit Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Intermediate Government/Credit Bond Index
Average Annual Return, Percent		3.00%	0.86%		1.71%
MSCI/EAFE® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI/EAFE® Index
Average Annual Return, Percent		4.35%	5.24%	6.03%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent		25.02%	14.53%		13.10%

[1]
**	In accordance with new regulatory requirements, the Fund has selected a new broad-based securities market index. The former performance index is being maintained as an additional index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy.

[2]
**	In accordance with new regulatory requirements, the Fund has selected a new broad-based securities market index. The former performance index is being maintained as an additional index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy.

[3]
**	In accordance with new regulatory requirements, the Fund has selected a new broad-based securities market index. The former performance index is being maintained as an additional index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy.